Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements:	$ 415,152,366	$ 368,414,056
Differences in:
Participant loans deemed as benefit payments per Form 5500	(94,127)	(60,836)
Net assets available for benefits per Form 5500	$ 415,058,239	$ 368,353,220